Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® 500 Index Fund
May 31, 2026
Z5I-NPRT1-0726
1.9881568.109
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	58,942	5,707,943
CANADA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	25,815	2,745,425
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (c)	187,921	3,119,489
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	34,714	11,155,344
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	40,793	8,705,634
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	56,236	3,847,667
UNITED STATES - 99.3%
Communication Services - 10.2%
Diversified Telecommunication Services - 0.7%
AST SpaceMobile Inc Class A (b)(c)	34,639	3,928,409
AT&T Inc	969,597	24,046,006
Comcast Corp Class A	498,856	12,406,549
Verizon Communications Inc	584,377	27,939,064
		68,320,028
Entertainment - 1.2%
Electronic Arts Inc	31,311	6,316,055
Liberty Media Corp-Liberty Formula One Class A (c)	3,335	280,073
Liberty Media Corp-Liberty Formula One Class C (c)	31,090	2,822,661
Live Nation Entertainment Inc (c)	21,951	3,696,768
Netflix Inc (c)	585,628	50,375,721
ROBLOX Corp Class A (c)	91,980	4,336,857
Take-Two Interactive Software Inc (c)	24,198	5,424,224
Walt Disney Co/The	245,411	24,990,202
Warner Bros Discovery Inc (c)	344,544	9,306,133
		107,548,694
Interactive Media & Services - 8.1%
Alphabet Inc Class A	806,484	306,738,125
Alphabet Inc Class C	649,912	244,646,374
Meta Platforms Inc Class A	303,395	191,900,371
		743,284,870
Media - 0.1%
Charter Communications Inc Class A (c)	11,971	1,724,422
EchoStar Corp Class A (b)(c)	18,714	2,417,661
Fox Corp Class A	27,900	1,783,368
Fox Corp Class B	19,680	1,129,435
Omnicom Group Inc	43,736	3,180,045
		10,234,931
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	65,867	12,352,039
TOTAL COMMUNICATION SERVICES		941,740,562
Consumer Discretionary - 9.5%
Automobile Components - 0.0%
Aptiv PLC (c)	29,576	2,009,393
Automobiles - 2.1%
Ford Motor Co	544,763	9,500,666
General Motors Co	125,669	10,460,688
Tesla Inc (c)	390,086	169,995,578
		189,956,932
Broadline Retail - 4.1%
Amazon.com Inc (c)	1,355,068	366,735,605
eBay Inc	62,837	6,866,199
		373,601,804
Distributors - 0.0%
Genuine Parts Co	19,339	1,908,759
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (c)	58,885	7,849,959
Booking Holdings Inc	111,493	18,667,274
Carnival Corp Ltd	159,891	4,486,541
Chipotle Mexican Grill Inc (c)	181,061	5,768,603
Darden Restaurants Inc	16,007	3,263,987
DoorDash Inc Class A (c)	51,969	8,278,142
Expedia Group Inc Class A	16,266	3,672,700
Flutter Entertainment PLC (c)	24,365	2,362,918
Hilton Worldwide Holdings Inc	31,876	10,444,490
Las Vegas Sands Corp	42,032	2,125,558
Marriott International Inc/MD Class A1	30,575	11,483,970
McDonald's Corp	98,683	27,552,295
Royal Caribbean Cruises Ltd	34,976	9,955,219
Starbucks Corp	157,503	15,617,997
Yum! Brands Inc	38,599	5,710,722
		137,240,375
Household Durables - 0.2%
DR Horton Inc	37,455	5,509,256
Garmin Ltd	22,349	5,227,878
Lennar Corp Class A	29,996	2,693,041
Lennar Corp Class B (b)	1,259	110,893
NVR Inc (c)	388	2,368,662
PulteGroup Inc	26,711	3,156,706
		19,066,436
Specialty Retail - 1.4%
AutoZone Inc (c)	2,303	6,759,743
Best Buy Co Inc	27,090	2,111,665
Burlington Stores Inc (c)	8,644	2,799,187
Carvana Co Class A (c)	98,300	7,175,900
Home Depot Inc/The	137,887	43,729,483
Lowe's Cos Inc	77,497	16,612,257
O'Reilly Automotive Inc (c)	117,041	10,168,522
Ross Stores Inc	44,965	10,419,739
TJX Cos Inc/The	153,689	23,783,373
Tractor Supply Co	73,458	2,316,130
Ulta Beauty Inc (c)	6,167	3,138,078
Williams-Sonoma Inc	16,596	3,378,448
		132,392,525
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (c)	19,734	2,246,716
Lululemon Athletica Inc (c)	14,840	1,946,711
NIKE Inc Class B	165,640	7,657,537
Tapestry Inc	28,146	4,094,117
		15,945,081
TOTAL CONSUMER DISCRETIONARY		872,121,305
Consumer Staples - 4.4%
Beverages - 0.9%
Coca-Cola Co/The	537,102	42,436,429
Constellation Brands Inc Class A	19,524	2,710,322
Keurig Dr Pepper Inc	188,869	5,671,736
Monster Beverage Corp (c)	99,152	8,733,308
PepsiCo Inc	189,381	27,306,846
		86,858,641
Consumer Staples Distribution & Retail - 1.8%
Casey's General Stores Inc	5,153	3,953,072
Costco Wholesale Corp	61,572	58,882,535
Dollar General Corp	30,601	3,384,777
Dollar Tree Inc (c)	25,709	2,993,556
Kroger Co/The	80,940	5,030,421
Sysco Corp	66,580	5,047,430
Target Corp	62,248	7,909,853
US Foods Holding Corp (c)	30,660	2,509,521
Walmart Inc	608,269	70,407,138
		160,118,303
Food Products - 0.3%
Archer-Daniels-Midland Co	66,808	5,329,942
Bunge Global SA	18,817	2,320,136
General Mills Inc	74,178	2,507,958
Hershey Co/The	20,599	3,996,824
Kraft Heinz Co/The	118,485	2,844,825
McCormick & Co Inc/MD	35,253	1,669,935
Mondelez International Inc	178,201	10,900,555
Tyson Foods Inc Class A	39,213	2,392,777
		31,962,952
Household Products - 0.7%
Church & Dwight Co Inc	32,905	3,146,705
Clorox Co/The	16,809	1,513,146
Colgate-Palmolive Co	111,022	10,006,413
Kimberly-Clark Corp	46,143	4,503,557
Procter & Gamble Co/The	322,344	46,275,705
		65,445,526
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	34,368	3,057,034
Kenvue Inc	266,362	4,602,735
		7,659,769
Tobacco - 0.6%
Altria Group Inc	232,119	16,150,840
Philip Morris International Inc	215,914	38,298,825
		54,449,665
TOTAL CONSUMER STAPLES		406,494,856
Energy - 3.1%
Energy Equipment & Services - 0.3%
Baker Hughes Co Class A	137,384	8,776,090
Halliburton Co	116,435	4,523,500
SLB Ltd	207,879	11,339,799
		24,639,389
Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy Inc	29,922	6,728,261
Chevron Corp	259,534	47,354,574
ConocoPhillips	168,875	19,248,373
Devon Energy Corp	86,228	3,836,284
Diamondback Energy Inc	26,984	5,166,896
EOG Resources Inc	75,431	10,060,987
EQT Corp	86,758	4,765,617
Expand Energy Corp	33,110	3,078,568
Exxon Mobil Corp	579,197	84,134,156
Kinder Morgan Inc	272,170	8,459,044
Marathon Petroleum Corp	41,011	10,202,306
Occidental Petroleum Corp	99,983	5,662,037
ONEOK Inc	87,475	7,342,652
Ovintiv Inc	38,601	2,163,199
Phillips 66	56,014	9,851,742
Targa Resources Corp	29,842	7,611,799
Texas Pacific Land Corp	8,050	3,163,650
Valero Energy Corp	42,402	10,380,858
Williams Cos Inc/The	169,773	12,120,094
		261,331,097
TOTAL ENERGY		285,970,486
Financials - 11.1%
Banks - 3.1%
Bank of America Corp	919,967	47,470,297
Citigroup Inc	242,077	30,477,494
Citizens Financial Group Inc	59,081	3,678,383
Fifth Third Bancorp	125,124	6,247,441
First Citizens BancShares Inc/NC Class A	1,352	2,691,170
Huntington Bancshares Inc/OH	282,179	4,616,448
JPMorgan Chase & Co	374,049	111,956,607
KeyCorp	130,266	2,778,574
M&T Bank Corp	21,109	4,561,866
PNC Financial Services Group Inc/The	55,602	12,294,714
Regions Financial Corp	120,668	3,378,704
Truist Financial Corp	175,507	8,461,192
US Bancorp	213,599	11,715,905
Wells Fargo & Co	428,625	33,235,583
		283,564,378
Capital Markets - 3.0%
Ameriprise Financial Inc	12,692	5,656,951
Ares Management Corp Class A	28,639	3,680,112
Bank of New York Mellon Corp/The	95,678	13,340,384
Blackrock Inc	19,975	20,911,428
Blackstone Inc	103,319	12,085,223
Cboe Global Markets Inc	14,548	4,852,631
Charles Schwab Corp/The	231,155	20,191,389
CME Group Inc Class A	50,130	13,712,560
Coinbase Global Inc Class A (c)	31,007	5,861,253
Goldman Sachs Group Inc/The	41,570	42,632,529
Interactive Brokers Group Inc Class A	61,914	5,384,661
Intercontinental Exchange Inc	78,948	11,672,462
KKR & Co Inc Class A	95,425	9,155,075
LPL Financial Holdings Inc	11,130	3,047,060
Moody's Corp	21,329	9,667,369
Morgan Stanley	166,759	34,685,872
MSCI Inc	10,214	6,448,915
Nasdaq Inc	62,429	5,775,931
Northern Trust Corp	25,905	4,285,982
Raymond James Financial Inc	24,385	3,497,053
Robinhood Markets Inc Class A (c)	109,871	10,360,835
S&P Global Inc	42,324	17,945,376
State Street Corp	38,797	6,038,365
T Rowe Price Group Inc	30,390	3,176,667
Tradeweb Markets Inc Class A	16,079	1,611,920
		275,678,003
Consumer Finance - 0.5%
American Express Co	74,165	23,470,998
Capital One Financial Corp	86,350	16,227,756
SoFi Technologies Inc Class A (c)	176,633	3,218,252
Synchrony Financial	48,322	3,452,124
		46,369,130
Financial Services - 3.1%
Apollo Global Management Inc	64,552	8,308,488
Berkshire Hathaway Inc Class B (c)	254,394	120,704,866
Block Inc Class A (c)	76,136	5,765,018
Corpay Inc (c)	9,725	3,518,505
Fidelity National Information Services Inc	71,991	3,094,893
Fiserv Inc (c)	74,772	4,229,104
Global Payments Inc	33,083	2,498,097
Mastercard Inc Class A	112,899	55,769,848
PayPal Holdings Inc	127,990	5,727,553
Visa Inc Class A	233,137	76,086,591
		285,702,963
Insurance - 1.4%
AFLAC Inc	64,897	7,295,721
Allstate Corp/The	36,145	7,449,123
American International Group Inc	74,592	5,536,964
Aon PLC	29,820	9,424,909
Arch Capital Group Ltd (c)	49,695	4,439,751
Arthur J Gallagher & Co	35,725	7,184,655
Brown & Brown Inc	40,699	2,289,319
Chubb Ltd	50,279	15,673,473
Cincinnati Financial Corp	21,690	3,414,440
Everest Group Ltd	5,658	1,833,362
Hartford Insurance Group Inc/The	38,772	4,929,084
Markel Group Inc (c)	1,753	3,182,729
Marsh & McLennan Cos Inc	67,302	10,766,301
MetLife Inc	76,523	6,327,687
Principal Financial Group Inc	27,503	2,849,861
Progressive Corp/The	81,022	15,426,589
Prudential Financial Inc	48,379	4,868,863
Travelers Companies Inc/The	30,061	8,774,505
W R Berkley Corp	41,421	2,631,890
Willis Towers Watson PLC	13,218	3,300,138
		127,599,364
TOTAL FINANCIALS		1,018,913,838
Health Care - 8.2%
Biotechnology - 1.6%
AbbVie Inc	245,282	53,402,797
Alnylam Pharmaceuticals Inc (c)	18,437	5,567,605
Amgen Inc	74,591	25,121,503
Biogen Inc (c)	20,402	3,998,792
Gilead Sciences Inc	171,805	23,095,746
Insmed Inc (c)	29,649	3,169,774
Natera Inc (c)	19,229	4,295,182
Regeneron Pharmaceuticals Inc	14,014	8,615,527
Revolution Medicines Inc (c)	25,263	3,978,417
United Therapeutics Corp (c)	5,986	3,333,125
Vertex Pharmaceuticals Inc (c)	35,105	15,710,892
		150,289,360
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	240,686	20,602,722
Becton Dickinson & Co	39,585	5,823,745
Boston Scientific Corp (c)	206,168	9,959,976
Cooper Cos Inc/The (c)	27,245	1,667,666
Dexcom Inc (c)	53,504	3,945,385
Edwards Lifesciences Corp (c)	80,673	6,975,794
GE HealthCare Technologies Inc	63,358	3,949,738
IDEXX Laboratories Inc (c)	11,101	6,255,747
Insulet Corp (c)	9,780	1,417,513
Intuitive Surgical Inc (c)	49,155	20,873,179
Medtronic PLC	178,224	13,154,713
ResMed Inc	20,252	3,859,424
STERIS PLC	13,634	2,900,361
Stryker Corp	47,881	14,608,014
Zimmer Biomet Holdings Inc	27,551	2,268,274
		118,262,251
Health Care Providers & Services - 1.5%
Cardinal Health Inc	32,713	6,437,918
Cencora Inc	27,043	7,284,302
Centene Corp (c)	64,945	3,870,722
Cigna Group/The	36,626	10,160,052
CVS Health Corp	175,883	16,001,835
Elevance Health Inc	30,452	11,973,422
HCA Healthcare Inc	21,761	8,237,409
Humana Inc	16,764	5,120,061
Labcorp Holdings Inc	11,525	2,997,192
McKesson Corp	16,909	12,553,918
Quest Diagnostics Inc	15,292	2,980,411
UnitedHealth Group Inc	125,654	47,787,473
		135,404,715
Health Care Technology - 0.0%
Veeva Systems Inc Class A (c)	21,024	3,665,324
Life Sciences Tools & Services - 0.7%
Agilent Technologies Inc	39,320	5,329,040
Danaher Corp	86,943	15,881,878
Illumina Inc (c)	21,256	3,463,878
IQVIA Holdings Inc (c)	23,578	4,296,147
Mettler-Toledo International Inc (c)	2,826	3,336,319
Thermo Fisher Scientific Inc	52,034	25,627,265
Waters Corp (c)	13,635	5,229,977
West Pharmaceutical Services Inc	10,001	3,228,423
		66,392,927
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co	281,543	16,098,629
Eli Lilly & Co	109,929	121,471,545
Johnson & Johnson	334,470	75,366,125
Merck & Co Inc	344,299	40,875,177
Pfizer Inc	786,987	20,603,320
Royalty Pharma PLC Class A	52,411	2,922,437
Viatris Inc	160,118	2,603,519
Zoetis Inc Class A	58,684	4,559,160
		284,499,912
TOTAL HEALTH CARE		758,514,489
Industrials - 8.7%
Aerospace & Defense - 2.4%
ATI Inc (c)	18,888	3,308,422
Axon Enterprise Inc (c)	10,970	4,922,458
Boeing Co (c)	108,777	25,143,804
Carpenter Technology Corp	6,925	3,247,687
Curtiss-Wright Corp	5,126	3,832,249
FTAI Aviation Ltd	14,260	3,712,448
GE Aerospace	145,435	47,086,037
General Dynamics Corp	35,281	12,236,156
HEICO Corp	5,596	1,948,415
HEICO Corp Class A	10,778	2,800,232
Howmet Aerospace Inc	55,389	14,304,209
L3Harris Technologies Inc	25,965	8,183,649
Lockheed Martin Corp	27,978	14,840,930
Northrop Grumman Corp	18,546	10,454,009
Rocket Lab Corp (c)	65,347	9,375,988
RTX Corp	186,093	33,433,469
Textron Inc	24,212	2,221,693
TransDigm Group Inc	7,851	9,879,070
Woodward Inc	8,288	2,901,049
		213,831,974
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	16,491	2,946,117
Expeditors International of Washington Inc	18,631	2,943,512
FedEx Corp	30,072	12,382,146
United Parcel Service Inc Class B	102,734	10,960,690
		29,232,465
Building Products - 0.4%
Carlisle Cos Inc	5,671	1,955,417
Carrier Global Corp	109,226	6,976,265
Johnson Controls International plc	85,089	11,407,031
Lennox International Inc	4,437	2,228,084
Masco Corp	28,305	1,988,426
Trane Technologies PLC	30,769	13,886,050
		38,441,273
Commercial Services & Supplies - 0.3%
Cintas Corp	47,253	8,092,549
Copart Inc (c)	123,807	4,057,155
Republic Services Inc	27,973	5,606,908
Veralto Corp	34,518	2,838,415
Waste Management Inc	51,586	10,908,376
		31,503,403
Construction & Engineering - 0.3%
Comfort Systems USA Inc	4,892	8,943,603
EMCOR Group Inc	6,223	5,145,301
MasTec Inc (c)	8,527	3,226,361
Quanta Services Inc	20,730	14,754,163
		32,069,428
Electrical Equipment - 1.2%
AMETEK Inc	32,003	7,227,878
Bloom Energy Corp Class A (c)	35,881	10,226,085
Eaton Corp PLC	53,746	21,530,648
Emerson Electric Co	78,129	11,236,513
GE Vernova Inc	37,366	36,182,245
Hubbell Inc	7,391	3,500,451
Rockwell Automation Inc	15,620	7,045,556
Vertiv Holdings Co Class A	52,901	16,701,375
		113,650,751
Ground Transportation - 0.8%
CSX Corp	258,514	11,700,344
JB Hunt Transport Services Inc	10,389	2,871,831
Norfolk Southern Corp	31,220	9,520,851
Old Dominion Freight Line Inc	25,580	5,759,337
Uber Technologies Inc (c)	284,845	20,053,088
Union Pacific Corp	82,080	21,557,491
XPO Inc (c)	16,286	3,489,276
		74,952,218
Industrial Conglomerates - 0.3%
3M Co	72,591	11,115,860
Honeywell International Inc	87,655	20,849,618
		31,965,478
Machinery - 1.7%
Caterpillar Inc	64,485	56,480,477
Cummins Inc	19,208	12,420,469
Deere & Co	34,875	18,908,528
Dover Corp	18,749	3,962,789
Fortive Corp	43,569	2,540,943
IDEX Corp	10,405	2,193,685
Illinois Tool Works Inc	36,459	9,015,582
Ingersoll Rand Inc	49,480	3,544,747
Otis Worldwide Corp	54,040	3,828,194
PACCAR Inc	73,041	8,061,535
Parker-Hannifin Corp	17,547	14,820,723
Snap-on Inc	7,217	2,679,023
Westinghouse Air Brake Technologies Corp	23,705	6,190,798
Xylem Inc/NY	33,865	3,709,572
		148,357,065
Passenger Airlines - 0.2%
Delta Air Lines Inc	90,304	7,448,274
Southwest Airlines Co	68,303	2,933,614
United Airlines Holdings Inc (c)	44,963	5,161,752
		15,543,640
Professional Services - 0.4%
Automatic Data Processing Inc	55,502	12,312,564
Broadridge Financial Solutions Inc	16,230	2,494,876
Equifax Inc	16,738	2,774,993
Jacobs Solutions Inc	16,327	1,956,954
Leidos Holdings Inc	17,774	2,271,517
Paychex Inc	44,913	4,355,663
SS&C Technologies Holdings Inc	29,175	1,969,896
TransUnion	26,747	1,914,015
Verisk Analytics Inc	19,375	3,390,431
		33,440,909
Trading Companies & Distributors - 0.4%
Fastenal Co	159,619	7,055,160
Ferguson Enterprises Inc	27,185	6,142,994
Sunbelt Rentals Holdings Inc	57,645	4,499,192
United Rentals Inc	8,758	8,720,078
Watsco Inc	4,855	1,782,271
WW Grainger Inc	6,081	7,505,413
		35,705,108
TOTAL INDUSTRIALS		798,693,712
Information Technology - 38.5%
Communications Equipment - 1.3%
Arista Networks Inc (c)	142,970	22,799,426
Ciena Corp (c)	19,582	11,362,064
Cisco Systems Inc	548,031	65,993,893
F5 Inc (c)	7,857	3,012,767
Lumentum Holdings Inc (c)	9,926	8,486,333
Motorola Solutions Inc	23,030	9,287,538
		120,942,021
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	170,242	25,325,200
CDW Corp/DE	18,099	2,270,519
Coherent Corp (c)	26,064	9,421,354
Corning Inc	108,066	19,577,237
Flex Ltd (c)	51,114	7,706,969
Jabil Inc	14,680	5,351,741
Keysight Technologies Inc (c)	23,844	8,067,141
Teledyne Technologies Inc (c)	6,527	4,045,630
		81,765,791
IT Services - 1.1%
Accenture PLC Class A	85,539	16,001,781
Akamai Technologies Inc (c)	20,000	2,990,800
Cloudflare Inc Class A (c)	44,113	10,667,406
Cognizant Technology Solutions Corp Class A	66,485	3,706,871
CoreWeave Inc Class A (c)	33,574	3,677,360
IBM Corporation	129,593	38,592,795
MongoDB Inc Class A (c)	11,315	3,796,748
Okta Inc Class A (c)	23,558	2,903,995
Snowflake Inc (c)	47,572	12,157,025
Twilio Inc Class A (c)	21,077	4,018,119
VeriSign Inc	11,473	3,274,165
		101,787,065
Semiconductors & Semiconductor Equipment - 18.2%
Advanced Micro Devices Inc (c)	226,156	116,719,112
Analog Devices Inc	67,713	28,023,025
Applied Materials Inc	110,083	49,543,955
Broadcom Inc	657,699	293,840,182
Credo Technology Group Holding Ltd (c)	22,098	5,215,791
Entegris Inc	21,131	2,932,771
First Solar Inc (c)	14,918	4,576,693
Intel Corp (c)	651,275	74,688,217
KLA Corp	18,176	34,929,001
Lam Research Corp	173,191	55,105,912
MACOM Technology Solutions Holdings Inc (c)	8,968	3,270,092
Marvell Technology Inc	120,752	24,754,160
Microchip Technology Inc	75,228	7,120,330
Micron Technology Inc	156,119	151,591,549
Monolithic Power Systems Inc	6,771	10,604,808
NVIDIA Corp	3,370,809	711,712,613
ON Semiconductor Corp (c)	54,776	6,607,081
Qnity Electronics Inc	29,119	4,542,564
QUALCOMM Inc	147,947	37,137,656
Teradyne Inc	21,771	8,149,103
Texas Instruments Inc	125,883	38,479,915
		1,669,544,530
Software - 8.8%
Adobe Inc (c)	56,689	14,694,356
AppLovin Corp Class A (c)	37,515	23,000,071
Autodesk Inc (c)	29,472	6,817,168
Cadence Design Systems Inc (c)	37,600	14,097,368
Crowdstrike Holdings Inc Class A (c)	34,907	25,517,017
Datadog Inc Class A (c)	45,636	11,288,065
Fair Isaac Corp (c)	3,298	4,124,446
Fortinet Inc (c)	87,874	12,123,976
HubSpot Inc (c)	7,332	1,617,659
Intuit Inc	38,685	12,825,238
Microsoft Corp	1,030,173	463,825,093
Oracle Corp	235,228	53,109,779
Palantir Technologies Inc Class A (c)	316,845	49,598,916
Palo Alto Networks Inc (c)	111,976	31,542,519
PTC Inc (c)	16,543	2,295,010
Roper Technologies Inc	14,819	4,824,029
Salesforce Inc	129,754	24,795,989
ServiceNow Inc (c)	144,533	17,975,569
Strategy Inc Class A (c)	43,574	6,932,188
Synopsys Inc (c)	26,426	12,568,734
Trimble Inc (c)	33,076	1,865,817
Tyler Technologies Inc (c)	5,982	1,873,263
Workday Inc Class A (c)	29,611	4,328,832
Zoom Communications Inc Class A (c)	36,919	3,750,601
Zscaler Inc (c)	14,188	1,982,489
		807,374,192
Technology Hardware, Storage & Peripherals - 8.2%
Apple Inc	2,036,569	635,531,722
Dell Technologies Inc Class C	41,315	17,389,897
Hewlett Packard Enterprise Co	184,729	7,950,736
HP Inc	127,617	3,450,764
NetApp Inc	27,534	4,798,901
Sandisk Corp/DE (c)	20,462	34,682,681
Seagate Technology Holdings PLC	30,213	26,581,397
Western Digital Corp	46,963	24,947,215
		755,333,313
TOTAL INFORMATION TECHNOLOGY		3,536,746,912
Materials - 1.9%
Chemicals - 1.0%
Air Products and Chemicals Inc	30,953	8,624,125
Albemarle Corp	16,383	2,890,289
CF Industries Holdings Inc	21,683	2,436,085
Corteva Inc	93,494	7,318,710
Dow Inc	99,751	3,366,596
DuPont de Nemours Inc	56,886	2,754,420
Ecolab Inc	35,438	9,072,128
International Flavors & Fragrances Inc	35,602	2,707,532
Linde PLC	64,634	32,167,696
LyondellBasell Industries NV Class A1	35,797	2,385,870
PPG Industries Inc	31,196	3,524,524
Sherwin-Williams Co/The	32,050	9,738,072
Solstice Advanced Materials Inc	22,069	1,858,872
		88,844,919
Construction Materials - 0.3%
Amrize Ltd (United States)	71,507	3,889,266
CRH PLC	92,238	10,034,572
Martin Marietta Materials Inc	8,384	4,876,470
Vulcan Materials Co	18,369	5,196,957
		23,997,265
Containers & Packaging - 0.1%
Amcor PLC	64,233	2,493,525
Avery Dennison Corp	10,745	1,709,207
Ball Corp	37,255	2,036,731
International Paper Co	73,407	2,456,932
Packaging Corp of America	12,424	2,719,738
Smurfit Westrock PLC	72,624	2,988,478
		14,404,611
Metals & Mining - 0.5%
Coeur Mining Inc	143,855	2,779,279
Freeport-McMoRan Inc	198,384	13,035,813
Newmont Corp	150,867	16,566,705
Nucor Corp	31,816	7,954,000
Reliance Inc	7,269	2,767,817
Royal Gold Inc	11,264	2,528,542
Steel Dynamics Inc	19,084	4,964,703
		50,596,859
TOTAL MATERIALS		177,843,654
Real Estate - 1.7%
Diversified REITs - 0.0%
WP Carey Inc	30,465	2,267,204
Health Care REITs - 0.3%
Ventas Inc	66,029	5,574,168
Welltower Inc	96,581	19,830,977
		25,405,145
Industrial REITs - 0.2%
Prologis Inc	128,612	18,451,964
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	40,394	5,050,866
CoStar Group Inc (c)	58,919	1,897,192
		6,948,058
Residential REITs - 0.2%
AvalonBay Communities Inc	19,684	3,592,527
Equity Residential	47,795	3,128,183
Essex Property Trust Inc	8,959	2,442,582
Invitation Homes Inc	78,404	2,293,317
Mid-America Apartment Communities Inc	16,251	2,097,517
Sun Communities Inc	16,161	1,998,468
		15,552,594
Retail REITs - 0.2%
Realty Income Corp	127,884	7,836,732
Simon Property Group Inc	44,776	9,175,050
		17,011,782
Specialized REITs - 0.7%
American Tower Corp	64,594	12,076,494
Crown Castle Inc	60,540	5,539,410
Digital Realty Trust Inc	44,895	8,530,050
Equinix Inc	13,575	14,498,643
Extra Space Storage Inc	29,506	4,258,011
Gaming and Leisure Properties Inc	39,343	1,847,940
Iron Mountain Inc	41,127	5,274,538
Public Storage	21,959	6,668,729
SBA Communications Corp Class A	14,812	3,009,206
VICI Properties Inc	148,585	4,193,069
Weyerhaeuser Co	100,167	2,455,093
		68,351,183
TOTAL REAL ESTATE		153,987,930
Utilities - 2.0%
Electric Utilities - 1.4%
Alliant Energy Corp	35,735	2,558,982
American Electric Power Co Inc	75,190	9,524,317
Constellation Energy Corp	43,322	12,465,906
Duke Energy Corp	108,110	13,268,340
Edison International	53,493	3,741,300
Entergy Corp	62,884	6,857,500
Evergy Inc	32,004	2,625,608
Eversource Energy	52,158	3,560,827
Exelon Corp	142,201	6,490,054
FirstEnergy Corp	72,276	3,352,884
NextEra Energy Inc	288,495	25,101,950
NRG Energy Inc	29,524	3,958,578
PG&E Corp	300,114	4,903,863
PPL Corp	102,838	3,639,437
Southern Co/The	152,114	14,002,094
Xcel Energy Inc	82,235	6,537,683
		122,589,323
Gas Utilities - 0.0%
Atmos Energy Corp	22,999	3,889,821
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	44,277	7,094,504
Multi-Utilities - 0.5%
Ameren Corp	38,425	4,148,747
CenterPoint Energy Inc	90,761	3,835,560
CMS Energy Corp	42,598	3,091,337
Consolidated Edison Inc	50,177	5,300,197
Dominion Energy Inc	118,710	7,946,447
DTE Energy Co	28,872	4,124,943
NiSource Inc	66,525	3,074,785
Public Service Enterprise Group Inc	69,392	5,457,681
Sempra	90,735	8,087,211
WEC Energy Group Inc	45,245	5,024,457
		50,091,365
Water Utilities - 0.0%
American Water Works Co Inc	27,133	3,344,684
TOTAL UTILITIES		187,009,697
TOTAL UNITED STATES		9,138,037,441
TOTAL COMMON STOCKS (Cost $5,315,191,193)		9,173,318,943

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (e) (Cost $14,890,180)	3.64	15,000,000	14,890,804

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.67	8,312,806	8,314,468
Fidelity Securities Lending Cash Central Fund (f)(g)	3.67	5,968,561	5,969,158
TOTAL MONEY MARKET FUNDS (Cost $14,283,626)			14,283,626

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $5,344,364,999)	9,202,493,373
NET OTHER ASSETS (LIABILITIES) - 0.1%	6,092,922
NET ASSETS - 100.0%	9,208,586,295

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	93	6/2026	35,320,238	1,197,303

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,952,681.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,945,726	251,205,403	264,836,661	241,581	-	-	8,314,468	8,312,806	0.0%
Fidelity Securities Lending Cash Central Fund	556,033	56,251,215	50,838,090	1,608	-	-	5,969,158	5,968,561	0.0%
Total	22,501,759	307,456,618	315,674,751	243,189	-	-	14,283,626

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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